Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies
Schedule of reclassifications out of accumulated other comprehensive loss	The Company had the following reclassifications out of Accumulated Other Comprehensive Loss during the years ended December 31, 2024, 2023 and 2022, respectively (in thousands):

		Year ended December 31,
	Location of Reclassification into Income	2024	2023	2022
Amortization of deferred realized losses on cash flow hedges	Loss on derivatives	$3,632	$3,622	$3,622
Reclassification of prior service cost of defined benefit plan	Other income/(expenses), net	1,050	885	7,808
Total Reclassifications		$4,682	$4,507	$11,430